UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
10/31/12 (Unaudited)

CORPORATE BONDS AND NOTES (59.1%)(a)
			Principal amount	Value

Banking (21.0%)

ABN Amro Bank NV 144A sr. unsec. FRN notes 2.083s, 2014 (Netherlands)			$1,000,000	$1,011,274

American Express Bank FSB sr. unsec. notes 5 1/2s, 2013			295,000	301,841

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. notes 3.7s, 2015 (Australia)			350,000	368,226

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. unsub. notes FRN 1.09s, 2014 (Australia)			850,000	855,178

Bank of America Corp. sr. unsec. notes 4.9s, 2013			786,000	801,626

Bank of America Corp. sr. unsec. notes 4 7/8s, 2013			300,000	302,463

Bank of America Corp. sr. unsec. unsub. FRN notes 1.897s, 2014			500,000	506,187

Bank of America Corp. sr. unsec. unsub. FRN notes 1.733s, 2014			1,300,000	1,311,483

Bank of Montreal sr. unsec. unsub. FRN notes Ser. MTN, 0.878s, 2015 (Canada)			600,000	602,762

Bank of Montreal sr. unsec. unsub. notes FRN 0.783s, 2014 (Canada)			180,000	181,048

Bank of New York Mellon Corp. (The) sr. unsec. FRN notes 0.545s, 2015			1,300,000	1,301,945

Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN notes Ser. MTN, 1.281s, 2014			400,000	405,753

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 4.95s, 2012			700,000	700,000

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes FRN 0.593s, 2014			240,000	240,769

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes FRN 0.583s, 2014			700,000	701,709

Bank of Nova Scotia sr. unsec. unsub. notes 0 3/4s, 2015 (Canada)			1,000,000	998,753

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. FRN notes 1.091s, 2014 (Japan)			550,000	551,638

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. notes 2.6s, 2013 (Japan)			400,000	401,406

Bank of Tokyo-Mitsubishi UFJ, Ltd. 144A sr. unsec. notes 1.6s, 2013 (Japan)			850,000	855,529

Bank One Corp. unsec. sub. notes 5 1/4s, 2013			300,000	303,372

Barclays Bank PLC sr. unsec. unsub. 2 3/8s, 2014 (United Kingdom)			300,000	306,064

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014 (United Kingdom)			300,000	320,759

Barclays Bank PLC sr. unsec. unsub. notes 2 1/2s, 2013 (United Kingdom)			1,000,000	1,004,532

Barclays Bank PLC sr. unsec. unsub. notes FRN 1.38s, 2014 (United Kingdom)			815,000	818,359

BB&T Corp. sr. unsec. notes 5.7s, 2014			920,000	988,529

BB&T Corp. sr. unsec. unsub. notes Ser. MTN, 3 3/8s, 2013			470,000	481,957

Canadian Imperial Bank of Commerce / Canada sr. unsec. unsub. notes 0.9s, 2015 (Canada)			1,200,000	1,207,028

Capital One Financial Corp. sr. unsec. unsub. notes 6 1/4s, 2013			250,000	263,732

Citigroup, Inc. sr. unsec. notes 6 3/8s, 2014			900,000	980,699

Citigroup, Inc. sr. unsec. notes FRN 1.79s, 2014			300,000	302,827

Citigroup, Inc. sr. unsec. unsub. notes FRN 0.722s, 2014			1,269,000	1,253,507

Commonwealth Bank of Australia 144A sr. unsec. notes 3 3/4s, 2014 (Australia)			1,529,000	1,612,942

Commonwealth Bank of Australia 144A sr. unsec. notes FRN 1.119s, 2014 (Australia)			800,000	804,816

Commonwealth Bank of Australia 144A sr. unsec. notes FRN 0.931s, 2013 (Australia)			160,000	160,330

Fifth Third Bancorp sr. unsec. notes 6 1/4s, 2013			1,050,000	1,079,307

Fifth Third Bank/Ohio sr. unsec. notes FRN 0.545s, 2013			1,350,000	1,349,330

HBSC Bank USA NA / New York NY unsec. sub. notes 4 5/8s, 2014 (United Kingdom)			455,000	477,796

HSBC Bank PLC 144A sr. unsec. notes 1 5/8s, 2013 (United Kingdom)			200,000	201,713

HSBC Bank PLC 144A sr. unsec. sub. notes FRN 1.13s, 2014 (United Kingdom)			750,000	753,801

HSBC Finance Corp. sr. unsec. notes 6s, 2013			420,000	428,360

HSBC Finance Corp. sr. unsec. unsub. notes 4 3/4s, 2013			195,000	200,202

HSBC Holdings PLC unsec. sub. notes 5 1/4s, 2012 (United Kingdom)			500,000	502,444

ING Bank NV 144A sr. unsec. FRN notes 1.645s, 2013 (Netherlands)			400,000	402,657

ING Bank NV 144A sr. unsec. notes FRN 1.439s, 2013 (Netherlands)			600,000	601,619

ING Bank NV 144A sr. unsec. unsub. notes 2.65s, 2013 (Netherlands)			1,050,000	1,053,045

JPMorgan Chase & Co. sr. unsec. notes FRN 1.429s, 2015			1,000,000	1,010,811

JPMorgan Chase & Co. unsec. sub. notes 5 3/4s, 2013			200,000	201,760

JPMorgan Chase & Co. unsec. sub. notes 5 1/8s, 2014			950,000	1,015,042

KeyCorp sr. unsec. unsub. notes Ser. MTN, 6 1/2s, 2013			2,244,000	2,313,530

Marcantile Bankshares Corp. unsec. sub. notes 4 5/8s, 2013			495,000	503,019

National Australia Bank, Ltd. sr. unsec. notes 1.7s, 2013 (Australia)			290,000	293,787

National Australia Bank, Ltd. 144A notes FRN 1.012s, 2013 (Australia)			520,000	522,619

National Australia Bank, Ltd. 144A sr. unsec. notes 1.7s, 2013 (Australia)			100,000	101,306

National Australia Bank, Ltd. 144A sr. unsec. unsub. notes FRN 1.263s, 2014 (Australia)			520,000	525,525

National Australia Bank, Ltd./New York sr. unsec. notes 1.6s, 2015 (Australia)			362,000	367,998

National Australia Bank, Ltd./New York sr. unsec. notes Ser. MTN, 2s, 2015 (Australia)			140,000	144,373

National City Bank unsec. sub. bonds 4 5/8s, 2013			732,000	747,128

Nordea Bank AB 144A sr. unsec. notes FRN 1.24s, 2014 (Sweden)			1,350,000	1,356,797

Nordea Bank AB 144A sr. unsec. unsub. notes 1 3/4s, 2013 (Sweden)			1,799,000	1,820,534

Northern Trust Corp. sr. unsec. unsub. notes 4 5/8s, 2014			438,000	464,666

PNC Funding Corp. sr. unsec. FRN notes 0.513s, 2014			250,000	249,995

PNC Funding Corp. sr. unsec. notes 5.4s, 2014			750,000	807,323

PNC Funding Corp. sr. unsec. notes 3s, 2014			325,000	336,955

Royal Bank of Canada sr. unsec. notes FRN 1.013s, 2014 (Canada)			1,900,000	1,918,761

Royal Bank of Canada sr. unsec. unsub. notes FRN Ser. MTN1, 0.63s, 2014 (Canada)			570,000	571,827

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 2.55s, 2015 (United Kingdom)			300,000	307,534

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes Ser. 2, 3.4s, 2013 (United Kingdom)			850,000	865,376

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes FRN 2.854s, 2013 (United Kingdom)			967,000	977,228

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)			100,000	105,636

Scotland International Finance No2 BV 144A bank guaranty unsec. sub. notes 4 1/4s, 2013 (Netherlands)			2,435,000	2,444,281

SSIF Nevada LP 144A bank guaranty sr. unsec. unsub. notes FRN 1.04s, 2014			1,070,000	1,074,518

Standard Chartered PLC 144A sr. unsec. notes FRN 1.388s, 2014 (United Kingdom)			2,125,000	2,123,267

Standard Chartered PLC 144A sr. unsec. unsub. notes 5 1/2s, 2014 (United Kingdom)			375,000	405,825

State Street Corp. sr. unsec. unsub. notes FRN 0.76s, 2014			795,000	796,588

Sumitomo Mitsui Banking Corp. sr. unsec. notes 1.35s, 2015 (Japan)			1,000,000	1,014,404

Sumitomo Mitsui Banking Corp. 144A sr. unsec. FRN notes 1.269s, 2014 (Japan)			700,000	705,861

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 1.95s, 2014 (Japan)			500,000	506,296

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 1.9s, 2014 (Japan)			380,000	387,001

Svenska Handelsbanken AB 144A sr. unsec. unsub. notes 4 7/8s, 2014 (Sweden)			850,000	896,750

Swetbank Hypotek AB 144A bank guaranty unsub. notes 0.812s, 2014 (Sweden)			1,110,000	1,109,647

Toronto-Dominion Bank sr. unsec. unsub. notes FRN 0.64s, 2014 (Canada)			1,295,000	1,301,250

UBS AG/Jersey Branch 144A bank guaranty sr. notes 1 7/8s, 2015 (United Kingdom)			640,000	651,889

UBS AG/Stamford CT sr. unsec. notes 2 1/4s, 2013			1,910,000	1,934,807

UFJ Finance Aruba AEC bank guaranty sub. notes 6 3/4s, 2013 (Japan)			903,000	940,068

US Bank NA unsec. sub. notes 4.95s, 2014			350,000	378,166

US Bank NA unsec. sub. notes FRN 0.62s, 2014			1,520,000	1,517,112

US Bank National Association unsec. sub. notes 6.3s, 2014			288,000	308,233

Wachovia Bank NA sr. unsec. sub. notes FRN Ser. BKNT, 0.693s, 2014			1,402,000	1,393,153

Wells Fargo & Co. sr. notes FRN 1.287s, 2015			1,000,000	1,011,193

Wells Fargo & Co. unsec. sub. notes 4.95s, 2013			170,000	177,123

Westpac Banking Corp. sr. unsec. unsub. bonds 2 1/4s, 2012 (Australia)			90,000	90,066

Westpac Banking Corp. sr. unsec. unsub. notes 1 1/8s, 2015 (Australia)			180,000	181,255

Westpac Banking Corp. 144A sr. unsec. FRN notes 1.361s, 2014 (Australia)			500,000	503,610

Westpac Banking Corp. 144A sr. unsec. notes FRN 1.092s, 2014 (Australia)			1,500,000	1,508,981

				71,150,191
Basic materials (0.9%)

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015			895,000	951,726

Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013			504,000	512,680

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec. notes FRN 0.704s, 2014 (Australia)			1,117,000	1,120,980

E.I. du Pont de Nemours & Co. sr. unsec. notes 4 3/4s, 2012			250,000	250,307

E.I. du Pont de Nemours & Co. sr. unsec. notes FRN 0.789s, 2014			315,000	316,701

				3,152,394
Capital goods (2.1%)

Boeing Co. (The) sr. unsec. unsub. notes 5 1/8s, 2013			494,000	500,514

Caterpillar Financial Services Corp. sr. unsec. notes Ser. MTN, 4 3/4s, 2015			235,000	255,846

Caterpillar Financial Services Corp. sr. unsec. notes FRN 0.708s, 2013			350,000	351,287

Caterpillar Financial Services Corp. sr. unsec. notes FRN 0.65s, 2014			1,290,000	1,295,593

Caterpillar Financial Services Corp. sr. unsec. unsub. notes Ser. MTN, 4.9s, 2013			354,000	366,451

John Deere Capital Corp. sr. unsec. notes FRN 0.465s, 2014			1,000,000	1,001,691

John Deere Capital Corp. sr. unsec. unsub. notes Ser. MTN, 2.95s, 2015			1,000,000	1,050,787

John Deere Capital Corp. sr. unsec. unsub. notes FRN 0.754s, 2013			564,000	566,252

United Technologies Corp. sr. unsec. unsub. notes FRN 0.688s, 2013			1,700,000	1,706,409

				7,094,830
Communication services (2.2%)

Alltel Corp. sr. unsec. notes 6 1/2s, 2013			250,000	264,200

British Telecommunications PLC sr. unsec. unsub. notes FRN 1.504s, 2013 (United Kingdom)			1,375,000	1,384,133

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec. unsub. notes 7 3/8s, 2013			1,400,000	1,494,627

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 5 1/4s, 2013 (Netherlands)			1,374,000	1,419,331

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. notes 5 7/8s, 2013 (Netherlands)			940,000	978,249

Verizon Communications, Inc. sr. unsec. notes 5 1/4s, 2013			579,000	591,435

Verizon New England, Inc. sr. unsec. debs. Ser. C, 4 3/4s, 2013			300,000	311,220

Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013			880,000	893,247

				7,336,442
Consumer cyclicals (4.5%)

Daimler Finance North America, LLC 144A company guaranty sr. unsec. notes FRN 1.599s, 2013			836,000	841,724

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8.7s, 2014			500,000	562,582

Harley-Davidson Financial Services, Inc. 144A company guaranty sr. unsec. notes 1.15s, 2015			1,200,000	1,205,740

Harley-Davidson Funding Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2014			572,000	628,547

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 7/8s, 2013			1,365,000	1,377,363

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 3/4s, 2014			1,250,000	1,348,720

Marriott International, Inc. sr. unsec. notes 5 5/8s, 2013			1,378,000	1,395,509

Starwood Hotels & Resorts Worldwide, Inc. sr. unsec. unsub. notes 7 7/8s, 2014			1,090,000	1,225,915

Target Corp. sr. unsec. notes FRN 0.495s, 2014			791,000	794,068

Target Corp. sr. unsec. notes FRN 0.377s, 2013			300,000	300,246

Toyota Motor Credit Corp. sr. unsec. unsub. FRN notes Ser. MTN, 0.797s, 2013			500,000	501,946

Toyota Motor Credit Corp. sr. unsec. unsub. notes 0 7/8s, 2015			1,000,000	1,004,671

Toyota Motor Credit Corp. sr. unsec. unsub. notes FRN Ser. MTN, 0.54s, 2013			300,000	300,319

Volkswagen International Finance NV 144A company guaranty sr. unsec. notes FRB 0.973s, 2013 (Germany)			600,000	601,179

Volkswagen International Finance NV 144A company guaranty sr. unsec. notes FRN 1.126s, 2014 (Germany)			1,030,000	1,035,155

Volkswagen International Finance NV 144A company guaranty sr. unsec. unsub. notes 1 7/8s, 2014 (Germany)			300,000	304,440

Volkswagen International Finance NV 144A company guaranty sr. unsec. unsub. notes 1 5/8s, 2013 (Germany)			260,000	262,444

Walt Disney Co. (The) sr. unsec. unsub. notes 4 1/2s, 2013			1,299,000	1,358,115

				15,048,683
Consumer finance (2.3%)

American Express Co. sr. unsec. notes 7 1/4s, 2014			600,000	659,126

American Express Co. sr. unsec. notes 4 7/8s, 2013			825,000	850,166

American Express Credit Corp. sr. unsec. notes FRN 1.912s, 2013			100,000	100,996

American Express Credit Corp. sr. unsec. sub. notes FRN 1.504s, 2015			600,000	611,698

American Honda Finance Corp. 144A sr. unsec. notes 1.45s, 2015			1,000,000	1,014,044

American Honda Finance Corp. 144A sr. unsec. notes FRN Ser. MTN, 0.809s, 2012			900,000	900,022

American Honda Finance Corp. 144A unsec. bonds 0.889s, 2014			1,305,000	1,310,899

Capital One Bank sr. unsec. sub. notes 6 1/2s, 2013			1,760,000	1,819,903

Capital One Bank sr. unsec. unsub. notes 5 1/8s, 2014			550,000	578,328

				7,845,182
Consumer staples (5.2%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. notes FRN 0.7s, 2014			1,290,000	1,296,588

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			240,000	263,396

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes FRN 0.863s, 2014			340,000	342,438

Anheuser-Busch InBev Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/8s, 2015			100,000	106,706

Cargill, Inc. 144A sr. unsec. notes 5s, 2013			100,000	104,244

Cargill, Inc. 144A sr. unsec. notes 4 3/8s, 2013			450,000	459,350

Coca-Cola Co. (The) sr. unsec. unsub. notes FRN 0.344s, 2014			300,000	300,093

Coca-Cola Refreshments USA, Inc. sr. unsec. unsub. notes 5s, 2013			125,000	129,495

ConAgra Foods, Inc. sr. unsec. notes 5 7/8s, 2014			1,355,000	1,452,840

ConAgra Foods, Inc. sr. unsec. unsub. notes 1.35s, 2015			1,000,000	1,008,109

Delhaize Group company guaranty sr. unsec. unsub. bonds 5 7/8s, 2014 (Belgium)			900,000	942,036

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 5.2s, 2013 (United Kingdom)			405,000	409,909

Diageo Finance BV company guaranty sr. unsec. unsub. notes 5.3s, 2015 (Netherlands)			1,090,000	1,233,144

H.J. Heinz Co. sr. unsec. notes 5.35s, 2013			875,000	904,614

Kraft Foods, Inc. sr. unsec. notes 5 1/4s, 2013			290,000	301,524

Kroger Co. (The) company guaranty sr. unsec. notes 5s, 2013			1,700,000	1,734,555

Kroger Co. (The) company guaranty sr. unsec. notes 3.9s, 2015			1,000,000	1,084,638

McDonald's Corp. sr. unsec. notes 0 3/4s, 2015			700,000	705,174

Mondelez International, Inc. sr. unsec. notes 2 5/8s, 2013			400,000	403,952

PepsiAmericas, Inc. company guaranty sr. unsec. unsub. notes 4 3/8s, 2014			748,000	783,539

PepsiCo, Inc. sr. unsec. notes 4.65s, 2013			591,000	598,072

Walgreen Co. company guaranty sr. unsec. unsub. notes 4 7/8s, 2013			323,000	332,930

Walgreen Co. sr. unsec. unsub. FRN notes 0.899s, 2014			2,000,000	2,005,580

Yale University sr. unsec. unsub. notes Ser. MTN, 2.9s, 2014			760,000	795,994

				17,698,920
Energy (1.3%)

EnCana Corp. sr. unsec. unsub. notes 4 3/4s, 2013 (Canada)			1,575,000	1,632,843

EnCana Holdings Finance Corp. company guaranty sr. unsec. unsub. notes 5.8s, 2014 (Canada)			1,000,000	1,071,146

Petro-Canada, Ltd. sr. unsec. unsub. notes 4s, 2013 (Canada)			238,000	243,573

Statoil ASA 144A company guaranty sr. unsec. unsub. notes 5 1/8s, 2014 (Norway)			550,000	585,994

Total Capital Canada Ltd. company guaranty sr. unsec. unsub. notes FRN 0.528s, 2013 (Canada)			707,000	707,645

				4,241,201
Financial (0.9%)

General Electric Capital Corp. sr. unsec. FRN notes Ser. MTN, 0.649s, 2014			400,000	398,590

General Electric Capital Corp. sr. unsec. notes FRN 1.209s, 2013			500,000	503,095

General Electric Capital Corp. sr. unsec. unsub. notes 4 3/8s, 2015			700,000	766,429

General Electric Capital Corp. sr. unsec. unsub. notes FRN 1.389s, 2015			700,000	706,923

General Electric Capital Corp. sr. unsec. unsub. notes FRN 0.379s, 2013			100,000	99,808

General Electric Capital Corp. sr. unsec. unsub. notes FRN Ser. MTN, 0.981s, 2014			598,000	601,621

				3,076,466
Health care (1.5%)

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. bonds 0 3/4s, 2015 (United Kingdom)			400,000	401,790

GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec. unsub. notes 4.85s, 2013			923,000	944,707

Teva Pharmaceutical Finance III BV company guaranty sr. unsec. unsub. FRN notes 0.876s, 2014 (Israel)			1,000,000	1,005,764

Teva Pharmaceutical Finance III BV company guaranty sr. unsec. unsub. notes 1.7s, 2014 (Israel)			250,000	253,475

WellPoint, Inc. sr. unsec. notes 6s, 2014			1,613,000	1,719,929

WellPoint, Inc. sr. unsec. unsub. notes 1 1/4s, 2015			750,000	757,361

				5,083,026
Insurance (4.5%)

Allstate Corp. (The) sr. unsec. unsub. notes 6.2s, 2014			240,000	260,118

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014			780,000	838,930

Allstate Life Global Funding Trusts notes Ser. MTN, 5 3/8s, 2013			1,029,000	1,054,265

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 4 5/8s, 2013			900,000	921,936

Hartford Life Institutional Funding 144A sr. FRN notes Ser. MTN, 0.755s, 2013			400,000	399,411

Jackson National Life Global Funding, Co. 144A sr. unsub. notes 5 3/8s, 2013			1,000,000	1,022,329

Mass Mutual Global Funding II 144A sr. notes FRN 0.572s, 2013			180,000	180,273

Mass Mutual Global Funding II 144A sr. unsub. notes 2.3s, 2015			500,000	519,826

Mass Mutual Global Funding II 144A sr. unsub. notes FRN 0.72s, 2014			148,000	148,448

MetLife Institutional Funding II 144A notes FRN 1.254s, 2014			500,000	504,396

Metropolitan Life Global Funding I 144A notes FRN 1.1s, 2014			1,160,000	1,166,661

Metropolitan Life Global Funding I 144A sr. unsub. FRN notes 0.731s, 2014			500,000	499,972

Metropolitan Life Global Funding I 144A unsec. notes FRN 0.804s, 2013			500,000	500,047

Monumental Global Funding II 144A sr. unsub. notes FRN 0.485s, 2013			400,000	398,698

Monumental Global Funding, Ltd. 144A sr. unsub. notes 5 1/2s, 2013			850,000	868,637

Monumental Global Funding, Ltd. 144A sr. unsub. notes 5 1/4s, 2014			385,000	404,397

New York 144A sr. notes 4.65s, 2013			650,000	662,701

New York Life Global Funding 144A notes FRN 0.614s, 2014			500,000	501,120

Pricoa Global Funding I 144A sr. notes FRN 0.564s, 2013			795,000	792,850

Principal Life Global Funding II 144A company guaranty sr. notes FRN 0.976s, 2014			500,000	500,665

Principal Life Income Funding Trusts company guaranty sr. notes Ser. MTN, 5.3s, 2013			350,000	358,098

Principal Life Income Funding Trusts sr. FRN notes 0.492s, 2013			270,000	270,027

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTN, 5.15s, 2013			470,000	474,357

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTN, 4 3/4s, 2014			916,000	964,675

Prudential Financial, Inc. sr. unsec. unsub. notes Ser. MTNB, 5.1s, 2014			261,000	281,155

Sun Life Financial Global Funding III LP 144A company guaranty sr. unsec. FRN notes 0.588s, 2013			825,000	819,620

				15,313,612
Investment banking/Brokerage (0.9%)

Credit Suisse First Boston USA, Inc. bank guaranty sr. unsec. unsub. notes 5 1/2s, 2013			210,000	218,140

Credit Suisse Guernsey bank guaranty sr. unsec. unsub. notes FRN 0.593s, 2013			440,000	440,544

Credit Suisse Guernsey, Ltd. 144A bank guaranty sr. notes 1 5/8s, 2015 (United Kingdom)			500,000	508,064

Goldman Sachs Group, Inc. (The) sr. unsec. notes 5.45s, 2012			1,500,000	1,500,000

Goldman Sachs Group, Inc. (The) sr. unsec. notes 5 1/4s, 2013			171,000	174,195

TD Ameritrade Holding Corp. company guaranty sr. unsec. unsub. notes 2.95s, 2012			350,000	350,671

				3,191,614
Real estate (6.8%)

AvalonBay Communities, Inc. sr. unsec. unsub. notes 6 1/8s, 2012			1,445,000	1,444,993

Boston Properties, Inc. sr. unsec. unsub. notes 5 5/8s, 2015(R)			475,000	524,956

Boston Properties, LP sr. unsec. unsub. notes 5s, 2015(R)			1,050,000	1,145,353

Brandywine Operating Partnership, LP company guaranty sr. unsec. unsub. notes 5.4s, 2014(R)			2,280,000	2,446,563

Camden Property Trust sr. unsec. unsub. notes 5 7/8s, 2012(R)			1,500,000	1,505,139

Duke Realty Corp. sr. unsec. unsub. notes 4 5/8s, 2013(R)			431,000	439,468

Duke Realty LP sr. unsec. notes 6 1/4s, 2013(R)			2,091,000	2,151,100

ERP Operating LP sr. unsec. notes 5.2s, 2013(R)			750,000	765,007

ERP Operating LP sr. unsec. unsub. notes 5 1/4s, 2014(R)			675,000	729,573

HCP, Inc. sr. unsec. notes 5.65s, 2013(R)			117,000	123,316

HCP, Inc. sr. unsec. notes Ser. MTN, 5 5/8s, 2013(R)			150,000	152,271

HCP, Inc. sr. unsec. unsub. notes 2.7s, 2014(R)			2,160,000	2,205,863

Hospitality Properties Trust sr. unsec. notes 7 7/8s, 2014(R)			656,000	707,700

Kimco Realty Corp. sr. unsec. notes Ser. MTN, 5.19s, 2013(R)			1,375,000	1,426,514

Kimco Realty Corp. sr. unsec. unsub. notes 6s, 2012(R)			875,000	878,291

Post Apartment Homes LP sr. unsec. unsub. notes 6.3s, 2013			500,000	513,411

ProLogis LP company guaranty sr. unsec. notes 5 1/2s, 2013			400,000	405,847

Realty Income Corp. sr. unsec. notes 5 3/8s, 2013 R			500,000	507,002

Shurgard Storage Centers, Inc. sr. unsec. notes 5 7/8s, 2013(R)			400,000	407,512

Simon Property Group LP sr. unsec. notes 6 3/4s, 2014(R)			602,000	647,263

Simon Property Group LP sr. unsec. unsub. notes 5 3/4s, 2015(R)			342,000	385,201

Simon Property Group LP sr. unsec. unsub. notes 5 5/8s, 2014(R)			795,000	856,957

Simon Property Group LP sr. unsec. unsub. notes 4.9s, 2014(R)			305,000	320,600

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			819,000	876,623

UDR, Inc. sr. unsec. notes 6.05s, 2013(R)			572,000	589,373

UDR, Inc. sr. unsec. unsub. notes 5 1/2s, 2014(R)			500,000	528,174

Weingarten Realty Investors sr. unsec. unsub. notes Ser. MTN, 5.65s, 2013(R)			175,000	176,567

				22,860,637
Technology (0.7%)

Hewlett-Packard Co. sr. unsec. notes 1 1/4s, 2013			250,000	250,095

IBM Corp. sr. unsec. unsub. notes 6 1/2s, 2013			835,000	884,116

IBM Corp. sr. unsec. unsub. notes 1s, 2013			500,000	502,864

Western Union Co. (The) sr. unsec. unsub. notes FRN 0.99s, 2013			635,000	636,374

				2,273,449
Utilities and power (4.3%)

Appalachian Power Co. sr. unsec. unsub. FRN notes 0.81s, 2013			1,000,000	1,001,241

Baltimore Gas & Electric Co. sr. unsec. notes 6 1/8s, 2013			2,535,000	2,628,704

CenterPoint Energy Resources Corp. sr. unsec. unsub. notes 7 7/8s, 2013			390,000	400,968

Cleveland Electric Illuminating Co. (The) sr. unsec. notes 5.65s, 2013			208,000	217,744

DTE Energy Co. sr. unsec. unsub. FRN notes 1.118s, 2013			200,000	200,479

DTE Energy Co. sr. unsec. unsub. notes 7 5/8s, 2014			1,201,000	1,324,535

Duke Energy Corp. sr. unsec. unsub. notes 6.3s, 2014			100,000	106,979

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 5.9s, 2013			1,000,000	1,022,597

Georgia Power Co. sr. unsec. unsub. notes FRN 0.709s, 2013			205,000	205,074

Georgia Power Co. sr. unsec. unsub. notes FRN 0.61s, 2013			1,700,000	1,700,201

Great Plains Energy, Inc. sr. unsec. unsub. notes 2 3/4s, 2013			450,000	456,717

Kinder Morgan Energy Partners LP sr. unsec. notes 5 1/8s, 2014			250,000	271,256

Metropolitan Edison Co. sr. unsec. notes 4.95s, 2013			610,000	619,220

MidAmerican Energy Holdings Co. sr. unsec. notes 5s, 2014			2,660,000	2,802,238

Northeast Utilities sr. unsec. unsub. FRN notes 1.129s, 2013			165,000	165,884

Pacific Gas & Electric Co. sr. unsec. unsub. notes FRN 0.884s, 2012			345,000	345,099

PSI Energy, Inc. sr. unsec. notes 5s, 2013			400,000	415,374

Southern Co. (The) sr. unsec. unsub. notes 4.15s, 2014			115,000	121,226

Westar Energy, Inc. bonds 6s, 2014			500,000	541,933

				14,547,469

Total corporate bonds and notes (cost $199,479,730)				$199,914,116

COMMERCIAL PAPER (21.8%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Abbey National North America, LLC	0.854	4/2/13	$1,000,000	$996,906

Abbey National North America, LLC	0.631	1/30/13	750,000	748,895

ABN AMRO Group NV (Netherlands)	0.642	1/30/13	1,000,000	999,209

Arrow Electronics, Inc.	0.800	11/15/12	2,500,000	2,499,500

Avon Capital Corp.	1.032	12/21/12	350,000	349,845

Avon Capital Corp.	0.901	11/6/12	1,000,000	999,963

Avon Capital Corp.	0.901	11/2/12	1,200,000	1,199,985

AXA Financial, Inc.	0.662	4/25/13	1,000,000	997,321

AXA Financial, Inc.	0.470	11/8/12	1,000,000	999,966

Bacardi Corp.	0.429	11/21/12	2,600,000	2,599,560

BP Capital Markets PLC (United Kingdom)	0.632	1/3/13	800,000	799,805

BP Capital Markets PLC 144A (United Kingdom)	0.501	2/22/13	250,000	249,832

British Telecommunications PLC 144A (United Kingdom)	1.542	5/14/13	800,000	796,273

COFCO Capital Corp.	0.390	11/13/12	2,000,000	1,999,827

Daimler Finance North America, LLC	0.978	8/15/13	700,000	695,486

Daimler Finance North America, LLC	0.956	2/7/13	400,000	399,523

Daimler Finance North America, LLC 144A	1.010	9/16/13	400,000	397,099

Daimler Finance North America, LLC 144A	1.010	9/10/13	300,000	297,870

DCP Midstream, LLC	0.520	12/10/12	250,000	249,911

DCP Midstream, LLC	0.510	12/3/12	1,500,000	1,499,579

DCP Midstream, LLC 144A	0.520	12/4/12	800,000	799,767

Devon Energy Corp.	0.320	11/26/12	2,000,000	1,999,499

Devon Energy Corp.	0.320	11/9/12	600,000	599,962

Diageo Capital PLC (United Kingdom)	0.400	11/8/12	350,000	349,980

DnB Bank ASA (Norway)	0.300	2/7/13	600,000	599,589

DnB Bank ASA (Norway)	0.501	2/4/13	450,000	449,705

DnB Bank ASA (Norway)	0.351	1/28/13	500,000	499,706

Duke Energy Corp.	0.501	1/3/13	1,000,000	999,348

Duke Energy Corp.	0.420	11/26/12	700,000	699,850

Entergy Corp.	0.871	12/14/12	1,000,000	999,379

Entergy Corp.	0.801	11/15/12	1,200,000	1,199,770

Entergy Corp.	0.750	11/1/12	250,000	249,997

Ford Motor Credit Co., LLC	1.538	6/28/13	500,000	495,933

Ford Motor Credit Co., LLC	1.307	11/16/12	500,000	499,807

Ford Motor Credit Co., LLC	1.173	11/13/12	750,000	749,766

Ford Motor Credit Co., LLC	1.153	11/6/12	250,000	249,965

H.J. Heinz Finance Co.	0.300	11/9/12	500,000	499,969

ING U.S. Funding, LLC	0.420	12/21/12	450,000	449,846

Kinder Morgan Energy Partners, L.P.	0.450	11/7/12	1,000,000	999,951

Kinder Morgan Energy Partners, L.P.	0.430	11/6/12	1,300,000	1,299,946

Macquarie Bank, Ltd. (Australia)	0.602	3/25/13	450,000	449,172

Macquarie Bank, Ltd. (Australia)	0.538	11/9/12	700,000	699,972

Marathon Oil Corp.	0.450	11/15/12	1,500,000	1,499,825

Marriot International, Inc./DE	0.340	11/14/12	750,000	749,920

Mizuho Funding, LLC	0.350	2/15/13	500,000	499,578

Mizuho Funding, LLC	0.300	12/20/12	600,000	599,844

National Grid USA	0.460	12/3/12	1,200,000	1,199,663

National Grid USA	0.443	11/27/12	1,176,000	1,175,738

Nationwide Building Society (United Kingdom)	0.521	2/28/13	250,000	249,675

Nationwide Building Society 144A (United Kingdom)	0.501	1/29/13	1,500,000	1,498,838

Northeast Utilities	0.430	11/15/12	2,000,000	1,999,642

PB Finance (Delaware), Inc.	0.641	12/20/12	600,000	599,800

Prudential PLC (United Kingdom)	0.581	2/5/13	200,000	199,823

Prudential PLC 144A (United Kingdom)	0.702	11/15/12	600,000	599,955

Rabobank USA Financial Corp. (Netherlands)	0.501	2/19/13	255,000	254,834

Safeway, Inc.	0.901	12/11/12	500,000	499,526

Safeway, Inc.	0.901	12/10/12	500,000	499,539

Safeway, Inc.	0.871	11/27/12	1,500,000	1,499,092

SCANA Corp.	0.680	11/27/12	1,600,000	1,599,428

SCANA Corp.	0.700	11/5/12	1,000,000	999,940

Skandinaviska Enskilda Banken AB (Sweden)	0.511	1/10/13	600,000	599,742

Societe Generale North America (France)	0.622	4/8/13	1,000,000	997,332

Southern Power Co. (The)	0.410	11/20/12	800,000	799,872

Suncor Energy, Inc. (Canada)	0.400	11/13/12	350,000	349,965

Suncor Energy, Inc. (Canada)	0.430	11/8/12	1,000,000	999,944

Suncorp-Metway, Ltd. 144A (Australia)	0.451	1/15/13	1,500,000	1,499,091

Suncorp-Metway, Ltd. 144A (Australia)	0.551	12/17/12	500,000	499,847

Suncorp-Metway, Ltd. 144A (Australia)	0.450	11/14/12	500,000	499,966

Swedbank AB (Sweden)	0.501	1/28/13	350,000	349,734

TransCanada Pipelines, Ltd. (Canada)	0.460	11/16/12	1,500,000	1,499,812

Verizon Communications, Inc.	0.400	12/6/12	365,000	364,886

Viacom, Inc.	0.400	11/26/12	2,000,000	1,999,572

Vodafone Group PLC (United Kingdom)	0.840	4/16/13	700,000	697,984

Vodafone Group PLC (United Kingdom)	1.026	2/15/13	400,000	399,459

Vodafone Group PLC (United Kingdom)	0.981	12/20/12	1,100,000	1,099,481

Vodafone Group PLC 144A (United Kingdom)	0.728	5/2/13	400,000	398,650

Volvo Treasury AB (Sweden)	0.601	1/22/13	500,000	499,541

Volvo Treasury AB (Sweden)	0.500	11/27/12	2,000,000	1,999,555

Westar Energy, Inc.	0.450	11/13/12	300,000	299,970

Whirlpool Corp.	0.851	12/27/12	498,000	497,563

Whirlpool Corp.	0.791	11/29/12	500,000	499,799

Whirlpool Corp.	0.851	11/15/12	500,000	499,900

Whirlpool Corp.	0.801	11/9/12	1,000,000	999,886

Wyndham Worldwide Corp.	0.911	11/28/12	2,500,000	2,499,032

BMW U.S. Capital, LLC 144A	0.453	7/23/13	1,000,000	1,000,062

Total commercial paper (cost $73,671,372)				$73,692,539

REPURCHASE AGREEMENTS (4.6%)(a)
			Principal amount	Value

Interest in $97,495,000 joint tri-party term repurchase agreement dated 10/31/12 with Barclays Capital, Inc. due 11/1/12 - maturity value of $5,775,056 for an effective yield of 0.35% (collateralized by various mortgage backed securities with a coupon rate of 4.0% and due dates ranging from 12/1/40 to 12/1/41, valued at $99,444,900)			$5,775,000	$5,775,000

Interest in $274,841,000 joint tri-party repurchase agreement dated 10/31/12 with Deutsche Bank Securities, Inc. due 11/1/12 - maturity value of $5,774,056 for an effective yield of 0.35% (collateralized by various U.S. Treasury bonds with coupon rates ranging from 2.38% to 3.88% and due dates ranging from 1/15/25 to 4/15/29, valued at $280,337,947)			5,774,000	5,774,000

Interest in $2,500,000 tri-party repurchase agreement dated 10/31/12 with BNP Paribas due 11/1/12 - maturity value of $2,500,019 for an effective yield of 0.27% (collateralized by a corporate bond with a coupon rate of 1.38% and a due date of 1/27/14, valued at $2,625,001)			2,500,000	2,500,000

Interest in $68,000,000 joint tri-party repurchase agreement dated 10/31/12 with Credit Suisse First Boston due 11/1/12 - maturity value of $1,500,011 for an effective yield of 0.27% (collateralized by various corporate bonds and notes with coupon rates ranging from 0% to 8.25% and due dates ranging from 6/15/17 to 6/27/40, valued at $71,400,472)			1,500,000	1,500,000

Total repurchase agreements (cost $15,549,000)				$15,549,000

MORTGAGE-BACKED SECURITIES (3.3%)(a)
			Principal amount	Value

Banc of America Commercial Mortgage, Inc. Ser. 06-4, Class A2, 5.522s, 2046			$161,858	$161,858

Bear Stearns Asset Backed Securities Trust FRB Ser. 05-SD2, Class 1A3, 0.611s, 2035			172,764	164,125

Bear Stearns Commercial Mortgage Securities, Inc. Ser. 05-PWR9, Class A2, 4.735s, 2042			985,468	1,008,922

Chase Funding Mortgage Loan Asset-Backed Certificates
Ser. 04-2, Class 1A4, 5.323s, 2035			235,995	243,075
Ser. 04-1, Class 1A6, 4.266s, 2015			39,163	39,751

Commercial Mortgage Pass-Through Certificates Ser. 06-C8, Class A2B, 5.248s, 2046			70,148	70,524

Countrywide Asset Backed Certificates
FRB Ser. 05-1, Class MV3, 0.691s, 2035			600,000	549,000
FRB Ser. 05-4, Class MV1, 0.671s, 2035			130,891	128,927
FRB Ser. 05-AB1, Class A3, 0.511s, 2035			167,329	146,413
FRB Ser. 07-3, Class 2A1, 0.311s, 2047			976,866	966,181

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.762s, 2039			1,211,815	1,215,736

CWCapital Cobalt Ser. 07-C3, Class A2, 5.724s, 2046 (Cayman Islands)			42,676	42,676

Greenwich Capital Commercial Funding Corp.
Ser. 07-GG11, Class A2, 5.597s, 2049			721,377	741,215
Ser. 05-GG5, Class A2, 5.117s, 2037			15,500	15,500

GS Mortgage Securities Corp. II Ser. 05-GG4, Class A3, 4.607s, 2039			1,093,990	1,104,930

GS Mortgage Securities Corp. II 144A FRB Ser. 03-C1, Class J, 5.309s, 2040			129,000	130,084

Home Equity Asset Trust FRB Ser. 06-3, Class 2A3, 0.391s, 2036			172,209	170,057

JPMorgan Chase Commercial Mortgage Securities Corp. Ser. 07-LD12, Class A2, 5.827s, 2051			1,013,862	1,034,139

Merrill Lynch Mortgage Trust Ser. 04-BPC1, Class AJ, 4.922s, 2041			1,715,000	1,796,463

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 2006-3, Class A2, 5.291s, 2046			604,788	614,030

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C34, Class A2, 5.569s, 2046			136,440	140,227
Ser. 06-C29, Class A2, 5.275s, 2048			640,479	640,471

Total mortgage-backed securities (cost $11,064,193)				$11,124,304

CERTIFICATES OF DEPOSIT (2.5%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Abbey National Treasury Services PLC/Stamford, CT FRN	1.615	4/25/13	$300,000	$299,943

Bank of Montreal/Chicago, IL FRN (Canada)	0.805	10/3/13	500,000	501,533

Bank of Montreal/Chicago, IL FRN (Canada)	0.635	8/15/13	1,100,000	1,101,330

Bank of Nova Scotia/Houston FRN	0.863	1/27/14	300,000	301,419

Bank of Nova Scotia/Houston FRN	0.739	9/17/13	700,000	702,370

Bank of Nova Scotia/Houston FRN	0.604	9/12/13	400,000	400,816

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	0.598	12/11/12	300,000	300,103

Canadian Imperial Bank of Commerce/New York, NY FRN (Canada)	1.134	2/20/15	500,000	502,866

Commonwealth Bank of Australia FRN (Australia)	1.580	1/17/14	350,000	353,926

DnB Bank ASA/New York FRN (Norway)	0.439	12/7/12	500,000	500,026

National Australia Bank, Ltd./New York FRN (Australia)	1.513	1/30/14	500,000	505,293

National Bank Canada/New York FRN	0.508	2/13/13	1,000,000	1,000,682

Nordea Bank Finland PLC/New York FRN	0.793	4/5/13	175,000	175,205

Svenska Handelsbanken/New York, NY FRN (Sweden)	1.130	7/17/14	650,000	652,369

Svenska Handelsbanken/New York, NY FRN (Sweden)	0.919	9/25/13	1,000,000	1,003,375

Total certificates of deposit (cost $8,288,739)				$8,301,256

MUNICIPAL BONDS AND NOTES (1.6%)(a)
			Principal amount	Value

Albany, Indl. Dev. Agcy. VRDN (Albany Inst. of History), Ser. A, 0.33s, 6/1/19			$400,000	$400,000

American University Commercial Paper, zero %, 12/12/12			1,000,000	999,570

Athens-Clark Cnty., Indl. Dev. Auth. VRDN (Allen Properties, Inc.), 0.79s, 12/1/24			750,000	750,000

Union Cnty., Indl. Dev. VRDN (Del-Tin Fiber LLC), 0.79s, 10/1/27			1,700,000	1,700,000

WI Hsg. & Econ. Dev. Auth. VRDN, Ser. D, 1s, 3/1/38			1,500,000	1,500,000

Total municipal bonds and notes (cost $5,349,592)				$5,349,570

ASSET-BACKED COMMERCIAL PAPER (1.5%)(a)
	Yield (%)	Maturity date	Principal amount	Value

CAFCO , LLC	0.430	12/4/12	$1,000,000	$999,848

Chariot Funding, LLC	0.351	3/8/13	250,000	249,800

Chariot Funding, LLC	0.250	2/14/13	350,000	349,793

CHARTA, LLC	0.440	12/4/12	1,500,000	1,499,705

CIESCO-LP	0.440	12/4/12	1,000,000	999,848

CRC Funding, LLC	0.621	11/5/12	1,100,000	1,099,977

Total asset-backed commercial paper (cost $5,197,893)				$5,198,971

TOTAL INVESTMENTS

Total investments (cost $318,600,519)(b)				$319,129,756

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
VRDN	Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $338,329,462.
(b)	The aggregate identified cost on a tax basis is $318,600,520, resulting in gross unrealized appreciation and depreciation of $612,074 and $82,838, respectively, or net unrealized appreciation of $529,236.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	73.9%
	United Kingdom	6.2
	Canada	4.9
	Australia	4.3
	Netherlands	3.3
	Sweden	3.2
	Japan	1.7
	Norway	0.8
	Germany	0.7
	Other	1.0

	Total	100.0%
	Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$5,198,971	$—
Certificates of deposit	—	8,301,256	—
Commercial paper	—	73,692,539	—
Corporate bonds and notes	—	199,914,116	—
Mortgage-backed securities	—	11,124,304	—
Municipal bonds and notes	—	5,349,570	—
Repurchase agreements	—	15,549,000	—

Totals by level	$—	$319,129,756	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012